Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and Cash Equivalents	$ 16,638	$ 210
Prepaid Expense	25,445	0
Accounts Receivable	48,750	0
Total Current Assets	90,833	210
Other Assets-Intangible Assets
Intangible Asset - AI App -net of Amortization	190,000	31,300
Formula-Pets-net	25,000	0
Trademarks	1,500	0
Total Other Assets (net)	216,500	31,300
Total Assets	307,333	31,510
Liabilities and Stockholders' Equity
Accounts Payable	0	0
Total Current Liabilities	0	0
Total Liabilities	0	0
Commitments and Contingencies (Note 3)
Stockholders' Equity
Common stock, $0.001 par value, 75,000,000 shares authorized, 42,690,580 issued and outstanding at December 31, 2025 and 32,170,000 issued and outstanding at December 31, 2024	42,691	32,170
Additional Paid in Capital	1,447,709	289,530
Accumulated Deficit	(1,183,067)	(290,190)
Total Stockholders' Equity	307,333	31,510
Total Liabilities and Stockholders' Equity	$ 307,333	$ 31,510